Goodwill and Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 15, 2021		Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Accumulated Amortization			$ (4,601)	$ (6,080)
Gross Carrying Amount			393,070	68,279
Total			107,679
Net Carrying Amount			$ 388,469	$ 62,199
Technology
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	4 years 2 months 12 days	[1]	4 years 2 months 12 days	7 years
Gross Carrying Amount			$ 67,310	$ 13,690
Accumulated Amortization			(3,415)	(1,879)
Total			$ 63,895	$ 11,811
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	8 years	[2]	8 years	12 years
Gross Carrying Amount			$ 44,970	$ 53,620
Accumulated Amortization			(1,186)	(3,844)
Total			43,784	$ 49,776
Trade Names
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets			39,470
Weighted Average Useful Life (in years)				1 year
Gross Carrying Amount				$ 415
Accumulated Amortization				(357)
Total				58
Licenses
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets			$ 241,320	$ 554

[1]	The technology represents technologies acquired and developed by Opco for the purpose of operating its platform, which were valued using the relief-from-royalty method.
[2]	The customer relationships represent the existing customer relationships of Opco that were valued by applying the multi-period excess earnings methodology.